Fair Value Measurements (Details) - Schedule of fair value measurements	Dec. 31, 2022 USD ($)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
U.S. Treasury Securities	$ 1
Fair Value, Inputs, Level 1 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
U.S. Treasury Securities	$ 178,499,615